SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of summary of significant accounting policies [Abstract]
Schedule of Annual Depreciation and Amortization Rates
The annual depreciation and amortization rates are:

	Useful life (Years)%

Land	50	2
Construction	25	4
Motor vehicles	5	15-20	(Mainly 20%)
Office furniture and equipment	6	6-15	(Mainly 15%)
Computers	3	20-33	(Mainly 33%)
Machinery and equipment	10	10

Schedule of Exchange Rates and Linkage Basis
Following are the changes in the representative exchange rate of the US dollars vis-a-vis the NIS and in the Israeli CPI:

	Representative exchange rate	Representative exchange rate	CPI “in
	of the Euro	of the dollar	respect of”
	(NIS per €1)	(NIS per $1)	(in points)
As of:
December 31, 2019	3.88	3.46	100.8
December 31, 2018	4.29	3.75	100.2
December 31, 2017	4.15	3.47	99.4

Increase (decrease) during the:	%	%	%
Year ended:
December 31, 2019	(9.6)	(7.8)	0.6
December 31, 2018	3.4	8.1	0.8
December 31, 2017	2.7	(9.8)	0.4

Schedule of Principal Effects on Statement of Financial Position
Impact on assets and liabilities as at January 1, 2019

The leased asset	Right of use asset	Current maturities of lease liabilities	Long term lease liabilities
Nis in thousands
Vehicles	2,302	944	1,358
Total	2,302	944	1,358

Impact on assets and liabilities as at December 31, 2019

The leased asset	Right of use asset	Current maturities of lease liabilities	Long term lease liabilities
Nis in thousands
Vehicles	3,860	1,675	2,212
Total	3,860	1,675	2,212

Schedule of Principal Effects on Statement of Profit or Loss
Impact on profit or loss for the year ended December 31, 2019

The leased asset	Decrease in lease expenses	Increase in depreciation expenses	Total increase in income from operation activities	Increase in finance expenses	Decrease in tax expenses	Total decrease in income for the year
Nis in thousands
Vehicles	(1,193)	1,153	40	65	(6)	(18)
Total	(1,193)	1,153	40	65	(6)	(18)